INCOME TAX AND DEFERRED TAX ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets

	June 30,	December 31,
Deferred tax items	2022	2021
Accounts receivable, net	$18,116	$19,115
Net operating loss - UK	2,968	3,305
Valuation allowance	(6,671)	(7,038)
Deferred tax assets, net	$14,413	$15,382

Schedule of provision for income taxes

	June 30,	June 30,
	2022	2021
Current	$—	$—
Deferred tax adjustment	—	(5,321)
Total income tax	$—	$(5,321)

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

	June 30,	June 30,
China	2022	2021
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	-16.50%	-16.50%
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	-25.00%	-25.00%
Effect of valuation and deferred tax adjustments	0.00%	3.14%
Effective rate	0.00%	3.14%

United Kingdom
UK statutory income tax rate	19.00%	NA
Valuation allowance recognized with respect to the loss in UK	-19.00%	NA
Effect of valuation and deferred tax adjustments	0.00%	NA
Effective rate	0.00%	0.00%